RELATED PARTY TRANSACTIONS BALANCES	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS BALANCES

NOTE 9– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the nine months ended September 30, 2024 and the nine months ended September 30, 2023 is set out below:

	September 30, 2024	September 30, 2023
salary (cost of sales)	288,111	169,905
consulting (research and development)	92,095	-
salary (intangible asset – software)	-	138,667
consulting (professional fees)	122,915	164,568
salary (general and administrative expenses)	1,237,919	476,037
Share based payments	2,858,303	-
	$4,599,343	$949,177

As at September 30, 2024, $840 was owed from shareholders of the company (December 31, 2023– $843). Amounts owed were recorded in amounts receivable are non-interest bearing and unsecured.

As at September 30, 2024, $247,625 was owed to directors of the Company (December 31, 2023– $450,048). Amounts due were recorded in current liabilities are non-interest bearing and unsecured.